GPS Funds I
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523

Capital Brokerage Corporation
6620 West Broad Street, Building 2,
Richmond, VA 23230

April 1, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          GPS Funds I (formerly, AssetMark Funds)(the “Registrant”)
File Nos. 811-10267 and 333-53450
Transmittal Letter and Request for Acceleration

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith, for filing via the EDGAR system, Post-Effective Amendment No. 24/25 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

Pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned officers of the Registrant and its principal underwriter, Capital Brokerage Corporation, respectfully request that the effectiveness of the Amendment be accelerated to April 1, 2011, or as soon as practicable thereafter.  It is our understanding that Edward Bartz of the SEC staff has previously discussed the possible acceleration of the Amendment with Fabio Battaglia and Michael O’Hare of Stradley Ronon Stevens & Young, LLP.

Thank you for your prompt attention to the Amendment and to our request for acceleration of the effective date of the Amendment.  Please contact Mr. O’Hare at (215) 564-8198 or Mr. Battaglia at (215) 564-8077 if you have any questions or need further information.

Sincerely yours,

/s/Carrie E. Hansen

Name:  Carrie E. Hansen
Title:  President
Company:  GPS Funds I

/s/Scott E. Wolfe
Name: Scott E. Wolfe
Title: Senior Vice President and Chief Compliance Officer
Company: Capital Brokerage Corporation

cc:	Michael P. O’Hare, Esq.
Fabio Battaglia III, Esq.
Stradley Ronon Stevens & Young, LLP